Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of inventory [Abstract]
Goods in transit	$ 219	$ 8
Finished goods	2,167	1,783
Total	$ 2,386	$ 1,791